Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Financial Assets Measured at Fair Value Through Profit or Loss

On the date of initial application, April 1, 2018, the financial instruments of the Company are detailed as follows, with any reclassification noted:

	Measurement basis		Carrying amount
	Original (IAS 39)	New (IFRS 9)	Original (IAS 39)	New (IFRS 9)	Difference Gain / (loss)
Current financial assets
Cash	Amortized cost	Amortized cost	$3,308,469	$3,308,469	$–
Amounts receivable	Amortized cost	Amortized cost	85,574	85,574	–
Marketable securities	Available-for-sale	FVTOCI [1]	57,461	57,461	–

Non-current financial assets
Restricted cash	Amortized cost	Amortized cost	$173,143	$173,143	$–

Current financial liabilities
Accounts payable and accrued liabilities	Amortized cost	Amortized cost	$364,099	$364,099	$–
Advanced contributions received	Amortized cost	Amortized cost	1,102,714	1,102,714	–
Balance due to a related party	Amortized cost	Amortized cost	148,877	148,877	–

Non-current financial liabilities
Directors’ loan	Amortized cost	Amortized cost	$763,544	$763,544	$–

					$–

1	Upon initial adoption of IFRS 9 on April 1, 2018, the Company has designated its marketable securities as measured at FVTOCI.